Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Other Prepayments, Deposits and Receivables

(a)	Prepayments, deposits and other receivables:

	June 30, 2022	December 31, 2021

Prepayments to suppliers	$567,934	$567,934
Rental and other deposits	341,674	341,674
Employee advances and others	32,240	32,240
Sub total	941,848	941,848
Less: allowance for doubtful debts	(941,848)	(941,848)
Prepayments, deposits and other receivable, net	$-	$-

Schedule of Property and Equipment, Net
(b)	Property and equipment, net

	June 30, 2022	December 31, 2021

Electronic equipment	$2,319,545	$2,319,545
Furniture and fixtures	70,596	70,596
Leasehold improvements	263,609	263,609
Total property and equipment	2,653,750	2,653,750
Less: Accumulated depreciation and amortization	(2,653,750)	(2,653,750)
Total property and equipment, net	$-	$-

Schedule of Intangible Assets
(c)	Intangible assets, net

	June 30, 2022	December 31, 2021

IP rights	$1,410,335	$1,410,335
Other intangible assets	394,883	394,883
	1,805,218	1,805,218
Net intangible assets	$-	$-